CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (2,471,127)	$ (387,774)	¥ (1,705,176)	¥ (1,669,781)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	192,567	30,218	201,272	215,664
Share-based compensation	207,943	32,631	360,078	51,168
Loss (gain) from disposal of property and equipment	(133)	(20)	82	(1,442)
Valuation allowance for inventories	176	28	413
Foreign exchange loss	1,126	177		13,370
Reversal for doubtful accounts				(316)
Changes in operating assets and liabilities:
Accounts receivable	51,260	8,044	(365,350)	(7,574)
Inventories, net	(1,561)	(245)	(1,937)	4,001
Amount due from related parties	(194,326)	(30,494)	(337,659)	(149,319)
Prepayments and other current assets	(65,491)	(10,277)	(84,995)	(3,261)
Operating lease right-of-use assets	30,309	4,756	17,890
Other non-current assets	(20,467)	(3,212)	(6,785)	187
Accounts payable	(4,046)	(635)	3,922	1,262
Notes payable	(170,000)	(26,677)	170,000
Amount due to related parties	18,842	2,957	(29,882)	28,498
Payable to riders and drivers	(136,513)	(21,422)	336,155	101,244
Accrued expenses and other current liabilities	(55,321)	(8,681)	357,773	127,493
Deferred tax liabilities	(11,558)	(1,814)	(5,143)	(9,032)
Operating lease liabilities	(29,260)	(4,592)	(18,865)
Net cash used in operating activities	(2,657,580)	(417,032)	(1,108,207)	(1,297,838)
Cash flows from investing activities:
Proceeds from disposal of short-term investments	2,439,391	382,794	7,313,119	4,444,043
Purchase of short-term investments	(2,871,407)	(450,586)	(7,119,080)	(4,680,033)
Purchase of long-term time deposits			(400,000)
Purchase of property and equipment and intangible assets	(16,880)	(2,649)	(23,890)	(31,762)
Proceeds from disposal of property and equipment	166	26	94	292
Loan provided to third party companies (see Note 5)	(446,223)	(70,022)
Loan settled by third party companies (see Note 5)	208,290	32,685
Net cash used in investing activities	(686,663)	(107,752)	(229,757)	(267,460)
Cash flows from financing activities:
Proceeds from short-term loan	100,000	15,692	600,000
Repayment of short-term loan	(600,000)	(94,153)
Proceeds from public offerings, net of issuance costs paid of RMB 38,821			5,174,508
Proceeds from exercise of share options	31,754	4,983	6,904
Repurchase of ordinary shares	(968,409)	(151,965)
Proceeds from (payment of) stock sold on behalf of employees	(117,850)	(18,493)	110,103
Proceeds from subscription receivable			35
Net cash provided by (used in) financing activities	(1,554,505)	(243,936)	5,891,550
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(51,457)	(8,075)	(188,664)	(22,575)
Net increase (decrease) in cash, cash equivalents and restricted cash	(4,950,205)	(776,795)	4,364,922	(1,587,873)
Cash and cash equivalents and restricted cash, beginning of the year	5,521,055	866,374	1,156,133	2,744,006
Cash and cash equivalents and restricted cash, end of the year	¥ 570,850	$ 89,579	¥ 5,521,055	¥ 1,156,133